Not FDIC Insured May Lose Value No Bank Guarantee
357-Q3PH

Schedule of Investments
(unaudited)
Franklin Strategic Mortgage Portfolio 2
Notes to Schedule of Investments 8

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited), June 30, 2022
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Equity Real Estate Investment Trusts (REITs) 0.2%
American Homes 4 Rent LP , Senior Bond , 4.25% , 2/15/28 .....................
$ 100,000 $ 92,640
Insurance 0.0%
†
a,b
Ambac Assurance Corp. , Sub. Bond , 144A, 5.1% , Perpetual ................... 237 332
Total Corporate Bonds (Cost $99,921) .........................................
92,972
Asset-Backed Securities 3.0%
Diversified Financial Services 2.8%
b
American Homes 4 Rent Trust , 2015-SFR1 , A , 144A, 3.467% , 4/17/52 ...........
138,024 131,529
b
CF Hippolyta Issuer LLC ,
2020-1, A1, 144A, 1.69%, 7/15/60 ..................................... 108,996 97,409
2021-1A, A1, 144A, 1.53%, 3/15/61 .................................... 95,172 82,423
c
CWABS, Inc. , 2004-1 , M1 , FRN , 5.139% , ( 1-month USD LIBOR + 0.75% ), 3/25/34 ..
11,072 10,800
b
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 .................
148,332 131,554
b
Home Partners of America Trust ,
2021-2, B, 144A, 2.302%, 12/17/26 .................................... 165,279 141,505
2021-3, B, 144A, 2.649%, 1/17/41 ..................................... 56,078 46,989
b,c
Invitation Homes Trust , 2018-SFR4 , A , 144A, FRN , 5.439% , ( 1-month USD LIBOR +
1.1% ), 1/17/38 .................................................... 172,011 170,940
b
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A, 1.91% , 10/20/61 ...
270,000 228,635
1,041,784
a a a a a
Thrifts & Mortgage Finance 0.2%
d
Conseco Finance Securitizations Corp. , 2002-2 , M1 , FRN , 7.424% , 3/01/33 .......
63,428 63,340
Total Asset-Backed Securities (Cost $1,228,433) ................................
1,105,124
Commercial Mortgage-Backed Securities 4.8%
Diversified Financial Services 4.7%
b,e
Anthracite Ltd. , 2004-HY1A , E , 144A, 7.147% , 6/20/41 .......................
1,598,000 24
BANK ,
2021-BN34, A5, 2.438%, 6/15/63 ...................................... 125,000 101,641
2021-BN33, A5, 2.556%, 5/15/64 ...................................... 90,000 74,575
b,c
BX Commercial Mortgage Trust ,
2021-VOLT, A, 144A, FRN, 5.018%, (1-month USD LIBOR + 0.7%), 9/15/36 ...... 100,000 96,471
2019-XL, A, 144A, FRN, 5.37%, (1-month SOFR + 1.034%), 10/15/36 .......... 127,952 126,462
2022-LP2, A, 144A, FRN, 5.349%, (1-month SOFR + 1.013%), 2/15/39 ......... 83,555 80,656
b,c
BX Mortgage Trust , 2021-PAC , A , 144A, FRN , 5.007% , ( 1-month USD LIBOR +
0.689% ), 10/15/36 ................................................. 200,000 192,279
b
BX Trust ,
2022-CLS, A, 144A, 5.76%, 10/13/27 ................................... 200,000 196,210
c
2022-IND, A, 144A, FRN, 5.817%, (1-month SOFR + 1.491%), 4/15/37 ......... 158,710 155,627
b,c
Cold Storage Trust , 2020-ICE5 , A , 144A, FRN , 5.218% , ( 1-month USD LIBOR + 0.9% ),
11/15/37 ........................................................ 324,387 315,829
d
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.012% , 7/10/38 ..............
39,434 26,078
b,c
DBCG Mortgage Trust , 2017-BBG , A , 144A, FRN , 5.018% , ( 1-month USD LIBOR +
0.7% ), 6/15/34 .................................................... 240,000 235,948
b,c
GS Mortgage Securities Corp. Trust , 2022-SHIP , A , 144A, FRN , 5.067% , ( 1-month
SOFR + 0.731% ), 8/15/36 ........................................... 100,000 98,673
1,700,473
a a a a a

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance 0.1%
c
FNMA , 2007-1 , NF , FRN , 4.639% , ( 1-month USD LIBOR + 0.25% ), 2/25/37 ........
$ 29,855 $ 29,457
Total Commercial Mortgage-Backed Securities (Cost $1,846,922) .................
1,729,930
Mortgage-Backed Securities 76.1%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 33.7%
FHLMC Gold Pool, 30 Year, 4.5%, 4/01/40 ................................ 178,620 177,438
FHLMC Gold Pool, 30 Year, 4.5%, 1/01/49 ................................ 314,811 311,159
FHLMC Gold Pool, 30 Year, 5%, 10/01/33 - 2/01/39 .......................... 116,357 118,636
FHLMC Gold Pool, 30 Year, 5.5%, 9/01/33 ................................ 14,852 15,221
FHLMC Gold Pool, 30 Year, 6%, 12/01/32 - 11/01/36 ......................... 39,393 40,376
FHLMC Gold Pool, 30 Year, 6.5%, 11/01/27 - 7/01/32 ........................ 17,989 18,474
FHLMC Gold Pool, 30 Year, 7.5%, 1/01/26 - 3/01/32 ......................... 47,666 47,924
FHLMC Gold Pool, 30 Year, 8%, 7/01/24 - 5/01/30 ........................... 65,142 65,677
FHLMC Gold Pool, 30 Year, 9%, 9/01/30 .................................. 3,292 3,290
FHLMC Pool, 15 Year, 2%, 4/01/37 ...................................... 1,180,905 1,054,612
FHLMC Pool, 15 Year, 2.5%, 5/01/37 ..................................... 202,858 185,932
FHLMC Pool, 15 Year, 4%, 11/01/37 ..................................... 480,962 469,854
FHLMC Pool, 30 Year, 2%, 2/01/52 ...................................... 2,109,164 1,721,098
FHLMC Pool, 30 Year, 2%, 3/01/52 ...................................... 2,533,145 2,065,611
FHLMC Pool, 30 Year, 2%, 4/01/52 ...................................... 283,553 231,206
FHLMC Pool, 30 Year, 2.5%, 11/01/51 .................................... 846,430 719,333
FHLMC Pool, 30 Year, 2.5%, 2/01/52 ..................................... 1,186,022 1,006,767
FHLMC Pool, 30 Year, 2.5%, 4/01/52 ..................................... 1,201,379 1,019,066
FHLMC Pool, 30 Year, 2.5%, 5/01/52 ..................................... 1,024,810 869,029
FHLMC Pool, 30 Year, 3%, 5/01/50 ...................................... 793,161 708,190
FHLMC Pool, 30 Year, 3.5%, 7/01/49 ..................................... 882,848 815,345
FHLMC Pool, 30 Year, 4%, 5/01/50 ...................................... 72,177 68,934
FHLMC Pool, 30 Year, 4.5%, 10/01/48 .................................... 493,461 486,921
12,220,093
f
Federal National Mortgage Association (FNMA) Adjustable Rate 0.9%
FNMA, 2.375% - 2.605%, (3-year CMT T-Note +/- MBS Margin), 12/01/24 - 5/01/30 .. 33,885 33,191
FNMA, 3.98%, (6-month H15BDI +/- MBS Margin), 7/01/25 .................... 59 58
FNMA, 2.315% - 4%, (12-month USD LIBOR +/- MBS Margin), 9/01/33 - 4/01/37 .... 157,665 154,539
FNMA, 2.357% - 4.562%, (1-year CMT T-Note +/- MBS Margin), 3/01/23 - 7/01/38 ... 143,056 140,740
FNMA, 3.839% - 5.215%, (6-month USD LIBOR +/- MBS Margin), 4/01/31 - 4/01/37 . 18,594 18,757
347,285
Federal National Mortgage Association (FNMA) Fixed Rate 35.3%
FNMA, 3.5%, 7/01/56 ................................................ 521,648 477,254
FNMA, 15 Year, 2%, 5/01/37 ........................................... 1,000,119 890,687
FNMA, 15 Year, 2.5%, 3/01/29 ......................................... 230,319 220,252
FNMA, 15 Year, 2.5%, 6/01/32 ......................................... 131,999 122,284
FNMA, 30 Year, 2%, 5/01/51 ........................................... 426,328 348,423
FNMA, 30 Year, 2%, 1/01/52 ........................................... 1,205,511 983,224
FNMA, 30 Year, 2.5%, 4/01/52 ......................................... 1,202,855 1,020,318
FNMA, 30 Year, 3%, 10/01/46 .......................................... 1,113,033 997,397
FNMA, 30 Year, 3%, 11/01/48 .......................................... 1,402,784 1,250,246
FNMA, 30 Year, 3%, 9/01/49 ........................................... 254,664 227,803
FNMA, 30 Year, 3%, 9/01/49 ........................................... 254,256 227,027
FNMA, 30 Year, 3%, 9/01/50 ........................................... 479,140 426,605
FNMA, 30 Year, 3.5%, 6/01/49 ......................................... 199,278 184,845
FNMA, 30 Year, 3.5%, 8/01/49 ......................................... 972,110 897,227
FNMA, 30 Year, 3.5%, 9/01/49 ......................................... 890,899 819,567
FNMA, 30 Year, 3.5%, 2/01/50 ......................................... 204,268 188,370
FNMA, 30 Year, 3.5%, 4/01/50 ......................................... 340,265 316,622

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 4%, 11/01/45 .......................................... $ 1,757,181 $ 1,682,610
FNMA, 30 Year, 4.5%, 11/01/47 ......................................... 413,500 408,082
FNMA, 30 Year, 5%, 4/01/34 ........................................... 56,503 56,649
FNMA, 30 Year, 5.5%, 9/01/33 - 11/01/35 ................................. 368,236 372,612
FNMA, 30 Year, 6%, 10/01/34 .......................................... 196,494 203,273
FNMA, 30 Year, 6%, 12/01/23 - 8/01/35 ................................... 270,379 275,992
FNMA, 30 Year, 6.5%, 12/01/27 - 8/01/32 ................................. 166,907 171,639
FNMA, 30 Year, 7.5%, 8/01/25 - 5/01/32 .................................. 5,245 5,346
FNMA, 30 Year, 8%, 1/01/25 - 7/01/31 .................................... 14,419 14,979
FNMA, 30 Year, 9%, 8/01/24 - 4/01/25 .................................... 233 236
FNMA, 30 Year, 9.5%, 11/01/29 - 4/01/30 ................................. 16,954 16,952
12,806,521
Government National Mortgage Association (GNMA) Fixed Rate 6.2%
GNMA I, 30 Year, 7%, 11/15/29 ......................................... 1,231 1,284
GNMA I, 30 Year, 8%, 11/15/25 - 12/15/26 ................................. 2,174 2,198
GNMA I, Single-family, 30 Year, 6.5%, 1/15/24 - 9/15/32 ...................... 49,026 50,454
GNMA I, Single-family, 30 Year, 7%, 1/15/26 - 2/15/32 ........................ 6,330 6,349
GNMA I, Single-family, 30 Year, 7.5%, 10/15/23 - 5/15/28 ...................... 9,932 9,980
GNMA I, Single-family, 30 Year, 8%, 9/15/27 ............................... 972 974
GNMA I, Single-family, 30 Year, 8.5%, 7/15/24 .............................. 19 19
GNMA II, Single-family, 30 Year, 2%, 1/20/52 ............................... 1,238,648 1,039,455
GNMA II, Single-family, 30 Year, 2.5%, 10/20/51 ............................ 1,193,251 1,036,771
GNMA II, Single-family, 30 Year, 6.5%, 1/20/26 - 1/20/33 ...................... 56,222 57,366
GNMA II, Single-family, 30 Year, 7.5%, 10/20/23 - 7/20/32 ..................... 31,796 33,095
GNMA II, Single-family, 30 Year, 8%, 8/20/26 ............................... 27 28
GNMA II, Single-family, 30 Year, 9%, 9/20/24 - 3/20/25 ....................... 104 103
2,238,076
Total Mortgage-Backed Securities (Cost $30,872,563) ............................
27,611,975
Residential Mortgage-Backed Securities 12.9%
Capital Markets 0.1%
c
Merrill Lynch Mortgage Investors Trust , 2003-A , 1A , FRN , 5.129% , ( 1-month USD
LIBOR + 0.74% ), 3/25/28 ............................................ 35,505 33,605
Diversified Financial Services 9.7%
c
American Home Mortgage Investment Trust , 2005-1 , 6A , FRN , 7.162% , ( 6-month USD
LIBOR + 2% ), 6/25/45 .............................................. 22,868 22,531
b
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ..................................... 16,008 15,610
d
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................................. 51,843 48,222
b
CIM Trust ,
d
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 ................................ 12,933 12,151
c
2019-INV2, A11, 144A, FRN, 4.966%, (1-month USD LIBOR + 0.95%), 5/25/49 ... 44,220 43,272
d
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 ................................ 27,859 26,241
d
2018-INV1, A4, 144A, FRN, 4%, 8/25/48 ................................ 17,746 16,641
b,d
Citigroup Mortgage Loan Trust , 2013-A , A , 144A, FRN , 3% , 5/25/42 .............
5,062 4,842
b,d
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% , 3/25/67 ............
93,616 89,797
b,c
Connecticut Avenue Securities Trust ,
2019-R02, 1M2, 144A, FRN, 6.689%, (1-month USD LIBOR + 2.3%), 8/25/31 .... 16,741 16,722
2019-R03, 1M2, 144A, FRN, 6.539%, (1-month USD LIBOR + 2.15%), 9/25/31 ... 17,389 17,350
b,d
CSMC Trust , 2014-OAK1 , 1A1 , 144A, FRN , 3% , 11/25/29 .....................
26,371 24,359
b,c
FHLMC STACR REMIC Trust ,
2022-DNA1, M1A, 144A, FRN, 4.928%, (30-day SOFR Average + 1%), 1/25/42 ... 248,319 242,072

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Diversified Financial Services (continued)
b,c
FHLMC STACR REMIC Trust, (continued)
2022-DNA3, M1A, 144A, FRN, 5.928%, (30-day SOFR Average + 2%), 4/25/42 ... $ 66,867 $ 66,564
2020-DNA1, M2, 144A, FRN, 6.089%, (1-month USD LIBOR + 1.7%), 1/25/50 .... 46,884 46,756
b,c
FHLMC STACR Trust , 2019-DNA4 , M2 , 144A, FRN , 6.339% , ( 1-month USD LIBOR +
1.95% ), 10/25/49 .................................................. 47,285 47,294
b,d
Flagstar Mortgage Trust ,
2021-4, A5, 144A, FRN, 2.5%, 6/01/51 .................................. 170,772 147,460
2021-2, A6, 144A, FRN, 2.5%, 4/25/51 .................................. 191,063 164,695
b,d
GS Mortgage-Backed Securities Trust , 2021-PJ6 , A8 , 144A, FRN , 2.5% , 11/25/51 ...
208,293 179,547
b,d
J.P. Morgan Mortgage Trust ,
2013-3, A3, 144A, FRN, 3.349%, 7/25/43 ................................ 52,007 47,238
2021-6, A4, 144A, FRN, 2.5%, 10/25/51 ................................. 261,696 225,580
2021-13, A4, 144A, FRN, 2.5%, 4/25/52 ................................. 178,787 154,327
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................................. 52,539 45,288
2022-1, A4, 144A, FRN, 2.5%, 7/25/52 .................................. 272,746 235,105
b,d
Mill City Mortgage Loan Trust ,
2018-2, A1, 144A, FRN, 3.5%, 5/25/58 .................................. 36,456 35,795
2018-1, A1, 144A, FRN, 3.25%, 5/25/62 ................................. 34,870 33,647
2018-4, A1B, 144A, FRN, 3.485%, 4/25/66 ............................... 85,903 81,760
b
OBX Trust ,
c
2018-1, A2, 144A, FRN, 5.039%, (1-month USD LIBOR + 0.65%), 6/25/57 ....... 30,843 29,147
d
2021-J1, A4, 144A, FRN, 2.5%, 5/25/51 ................................. 163,113 140,602
d
2021-J3, A4, 144A, FRN, 2.5%, 10/25/51 ................................ 82,704 71,393
b,d
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% , 2/20/49 ........
130,840 112,783
b,d
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 .........................
236,966 204,853
b,d
Sequoia Mortgage Trust ,
2021-1, A1, 144A, FRN, 2.5%, 3/25/51 .................................. 163,369 132,127
2021-6, A4, 144A, FRN, 2.5%, 10/25/51 ................................. 221,106 188,168
b
Towd Point Mortgage Trust ,
d
2016-5, A1, 144A, FRN, 2.5%, 10/25/56 ................................. 39,733 39,129
d
2017-1, A1, 144A, FRN, 2.75%, 10/25/56 ................................ 28,599 28,163
c
2017-5, A1, 144A, FRN, 3.773%, (1-month USD LIBOR + 0.6%), 2/25/57 ........ 15,171 15,022
d
2017-2, A1, 144A, FRN, 2.75%, 4/25/57 ................................. 7,513 7,426
d
2017-4, A1, 144A, FRN, 2.75%, 6/25/57 ................................. 88,745 84,570
d
2018-1, A1, 144A, FRN, 3%, 1/25/58 ................................... 21,108 20,421
d
2018-2, A1, 144A, FRN, 3.25%, 3/25/58 ................................. 55,587 53,263
d
2019-1, A1, 144A, FRN, 3.722%, 3/25/58 ................................ 118,859 112,381
d
2018-6, A1A, 144A, FRN, 3.75%, 3/25/58 ................................ 35,536 34,585
d
2017-1, A2, 144A, FRN, 3.5%, 10/25/56 ................................. 165,000 158,620
3,523,519
a a a a a
Thrifts & Mortgage Finance 3.1%
c
FHLMC STACR Debt Notes ,
2013-DN2, M2, FRN, 8.639%, (1-month USD LIBOR + 4.25%), 11/25/23 ........ 87,412 88,480
2014-DN2, M3, FRN, 7.989%, (1-month USD LIBOR + 3.6%), 4/25/24 .......... 130,532 132,117
2016-DNA2, M3, FRN, 9.039%, (1-month USD LIBOR + 4.65%), 10/25/28 ....... 90,774 93,463
2016-HQA2, M3, FRN, 9.539%, (1-month USD LIBOR + 5.15%), 11/25/28 ....... 104,911 108,557
c
FNMA Connecticut Avenue Securities ,
2014-C04, 1M2, FRN, 9.289%, (1-month USD LIBOR + 4.9%), 11/25/24 ......... 69,874 71,738
2015-C01, 1M2, FRN, 8.689%, (1-month USD LIBOR + 4.3%), 2/25/25 ......... 66,422 67,618
2016-C01, 1M2, FRN, 11.139%, (1-month USD LIBOR + 6.75%), 8/25/28 ........ 123,923 129,467
2016-C03, 1M2, FRN, 9.689%, (1-month USD LIBOR + 5.3%), 10/25/28 ........ 134,100 138,748
2014-C02, 2M2, FRN, 6.989%, (1-month USD LIBOR + 2.6%), 5/25/24 ......... 62,210 62,171
2014-C03, 2M2, FRN, 7.289%, (1-month USD LIBOR + 2.9%), 7/25/24 ......... 25,449 25,460

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
c
FNMA Connecticut Avenue Securities, (continued)
2013-C01, M2, FRN, 9.639%, (1-month USD LIBOR + 5.25%), 10/25/23 ........ $ 72,698 $ 73,929
2014-C01, M2, FRN, 8.789%, (1-month USD LIBOR + 4.4%), 1/25/24 .......... 77,734 79,823
b
Virginia Housing Development Authority , 2020-A , A , 144A, 2.85% , 12/25/49 ........
52,768 47,914
1,119,485
a a a a a
Total Residential Mortgage-Backed Securities (Cost $5,148,492) ..................
4,676,609
Total Long Term Investments (Cost $39,196,331) ................................
35,216,610
a
a a a a
Short Term Investments 3.3%
Shares
a
Money Market Funds 3.3%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .................. 1,180,612 1,180,612
Total Money Market Funds (Cost $1,180,612) ...................................
1,180,612
Total Short Term Investments (Cost $1,180,612 ) .................................
1,180,612
a
Total Investments (Cost $40,376,943) 100.3% ...................................
$36,397,222
Other Assets, less Liabilities (0.3)% ...........................................
(105,645)
Net Assets 100.0% ...........................................................
$36,291,577
†
Rounds to less than 0.1% of net assets.
a
Perpetual security with no stated maturity date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the aggregate value of these securities was $6,078,397, representing 16.7% of net assets.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
g
See Note 3 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At December 31, 2022, the Fund had the following futures contracts outstanding.
See A bbreviations on page 10 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 12 $ 1,347,562 3/22/23 $ 13,296
U.S. Treasury 10 Year Ultra Notes ................ Long 10 1,182,812 3/22/23 (10,326)
U.S. Treasury 2 Year Notes ..................... Short 3 615,234 3/31/23 137
U.S. Treasury 5 Year Notes ..................... Long 24 2,590,313 3/31/23 (6,145)
U.S. Treasury Long Bonds ..................... Long 15 1,880,156 3/22/23 (27,912)
Total Futures Contracts ...................................................................... $(30,950)
*
As of period end.

Franklin Strategic Mortgage Portfolio
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin Strategic Mortgage Portfolio (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest  for purposes of exercising a controlling influence over the management or policies. During the period ended June 30,
2022, the Fund held investments in affiliated management investment companies as follows:

Franklin Strategic Mortgage Portfolio
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
a
For detailed categories, see the accompanying Schedule of Investments.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Mortgage Portfolio
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $ 839,449 $ 2,636,422 $ (2,295,259) $ — $ — $ 1,180,612 1,180,612 $ 6,377
Total Affiliated Securities ... $839,449 $2,636,422 $(2,295,259) $— $— $1,180,612 $6,377
Level 1 Level 2 Level 3 Total
Franklin Strategic Mortgage Portfolio
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 92,972 $ — $ 92,972
Asset-Backed Securities ................... — 1,105,124 — 1,105,124
Commercial Mortgage-Backed Securities ...... — 1,729,930 — 1,729,930
Mortgage-Backed Securities ................ — 27,611,975 — 27,611,975
Residential Mortgage-Backed Securities ....... — 4,676,609 — 4,676,609
Short Term Investments ................... 1,180,612 — — 1,180,612
Total Investments in Securities ........... $1,180,612 $35,216,610 $— $36,397,222
Other Financial Instruments:
Futures contracts ........................ $ 13,433 $ — $ — $ 13,433
Total Other Financial Instruments ......... $13,433 $— $— $13,433
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $ 44,383 $ — $ — $ 44,383
Total Other Financial Instruments ......... $44,383 $— $— $44,383
3. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
H15BDI
U.S. Treasury Bill Auction High Discount Rate
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
SOFR
Secured Overnight Financing Rate
T-Note
Treasury Note
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.